Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Debt Disclosure [Text Block]
Borrowed Funds

Borrowed funds were comprised of option advance borrowings from the FHLB of Boston of $22.3 million and $29.0 million and secured customer repurchase agreement sweeps of $6.7 million and $0 at December 31, 2011 and 2010, respectively.

The FHLB option advance borrowings are a mix of straight and callable bullets, balloons and amortizers with maturities through 2027. All of the FHLB borrowings had fixed interest rates ranging from 2.25% to 5.61% at December 31, 2011 and ranging from 0.23% to 5.61% at December 31, 2010. The weighted average interest rates on the borrowings were 4.06% and 4.15% at December 31, 2011 and 2010, respectively.

The contractual payments due for FHLB option advance borrowings as of December 31, 2011 were as follows:

(Dollars in thousands)
2012	$1,376
2013	4,891
2014	931
2015	3,710
2016	1,343
Thereafter	10,096
$22,347

As of December 31, 2011, the Bank's total FHLB borrowing capacity, based on its holding of FHLB stock, was $29.9 million of which $7.6 million was unused and available for additional borrowings of either a short-term or long-term nature.

Collateral on FHLB borrowings consists of FHLB of Boston stock purchased by Union, all funds placed on deposit with the FHLB of Boston, qualified first mortgages held by Union, and any additional holdings which may be pledged as security.

Union also maintains a line of credit with a correspondent bank for the purchase of overnight federal funds. As of December 31, 2011, the total available amount on this line was $7.0 million, with no outstanding borrowings. Interest on these borrowings is chargeable at the federal funds rate at the time of the borrowing and is payable daily. Union had no borrowings from the Federal Reserve discount window or on any repurchase agreements at December 31, 2011 or 2010.

At December 31, 2011, secured customer repurchase agreement sweeps amounted to $6.7 million. These agreements are collateralized by U.S. Government-sponsored enterprise securities with a book value and fair value of $7.5 million at December 31, 2011. The average daily balance of these repurchase agreement sweeps was $2.7 million during 2011 with a weighted average interest rate of 0.59%. The maximum borrowings outstanding on these agreements during 2011 was $7.4 million. These repurchase agreements mature the next business day and carried a weighted average interest rate of 0.58% as of December 31, 2011. There were no overnight secured customer repurchase agreement sweeps at December 31, 2010 or at anytime during 2010.